Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WESTERN ASSET FUNDS INC
Prospectus Date	rr_ProspectusDate	Aug. 30, 2013
Document Creation Date	dei_DocumentCreationDate	Oct. 18, 2013